11 COMMITMENTS, CONTINGENCIES AND UNCERTAINTIES	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS, CONTINGENCIES AND UNCERTAINTIES

11. COMMITMENTS, CONTINGENCIES AND UNCERTAINTIES

Capital Lease

MGD leased certain machinery and equipment in 2014 and 2013 under an agreement that is classified as a capital lease.  The cost of equipment under capital leases is included in the balance sheets as property, plant and equipment and was $0 and $0 at March 31, 2017 and December 31, 2016, respectively.  Accumulated depreciation of the leased equipment was $0 as of March 31, 2017 and December 31, 2016.

Operating Lease

The Company is currently obligated under two operating leases for office spaces and associated building expenses.  Both leases are on a month to month basis.

11. COMMITMENTS, CONTINGENCIES AND UNCERTAINTIES

Capital Lease

MGD leased certain machinery and equipment in 2014 and 2013 under an agreement that is classified as a capital lease.  The cost of equipment under capital leases is included in the balance sheets as property, plant and equipment and was $0 and $0 at December 31, 2015 and 2014, respectively.  Accumulated depreciation of the leased equipment at December 31, 2015 and 2014 was $0 and $0, respectively.

Operating Lease

IPIC is currently obligated under two operating leases for office spaces and associated building expenses.  Both leases are on a month to month basis.

For the year ended December 31, 2015 and 2014, International Production and MGD had rent expense of $9360 and $9360 respectively.